Short-Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Schedule of Investments [Line Items]
Other than temporary impairment losses, investments	$ 0	$ 0
Minimum
Schedule of Investments [Line Items]
Short term investments, maturity period	28 days
Investment, interest range	3.15%
Maximum
Schedule of Investments [Line Items]
Short term investments, maturity period	62 days
Investment, interest range	4.70%